UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,915,063
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,748,240
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,590,838
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,749,437
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,173,862
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	2,110	2,644,231
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	4,080	4,696,978

		23,518,649
Arizona — 3.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)	3,400	3,469,122
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,908,318
5.00%, 12/01/37	7,460	8,980,497

		24,357,937
California — 14.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	4,791,621
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,087,684
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,816,484
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	321,036
5.25%, 8/15/49	715	786,371

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/36	$640	$728,109
5.00%, 2/01/37	480	545,242
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	2,970	3,169,970
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (b):
5.00%, 12/01/41	1,030	1,113,924
5.00%, 12/01/46	1,250	1,347,000
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	11,690	12,860,286
5.25%, 5/15/39	1,560	1,673,724
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	841,289
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,673,300
0.00%, 6/01/42	6,000	1,908,660
0.00%, 6/01/43	5,000	1,511,300
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/21 (a)	7,000	8,086,750
Sacramento Area Flood Control Agency, Refunding, Special Assessment Bonds, Series A, 5.00%, 10/01/47	6,230	7,253,215
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,879,815
0.00%, 8/01/36	4,000	1,963,640
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,590,157
6.50%, 4/01/33	20,410	22,337,521
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,700,682

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects (continued):
Sub-Series I-1, 6.38%, 11/01/19 (a)	$2,315	$2,595,532

		94,583,312
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,369,752
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/47	440	486,099

		4,855,851
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,901,001
Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,395,880
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 6/01/55	2,280	2,547,193
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,493,885

		15,436,958
District of Columbia — 4.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 4/01/35	865	1,022,741
Georgetown University Issue, 5.00%, 4/01/42	1,005	1,175,297
Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,714,684
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,781,564

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$990	$1,058,855
5.25%, 10/01/44	2,465	2,645,265

		31,398,406
Florida — 2.8%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,620	2,914,698
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,515,456
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	639,540
5.00%, 6/01/36	125	132,587
5.13%, 6/01/42	1,925	2,042,598
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	5,885	7,303,226
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	3,395	2,374,769

		17,922,874
Georgia — 2.1%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,370	5,065,136
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,010	1,191,103
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,790,613

2	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/19	$5,000	$5,346,100

		13,392,952
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	2,907,274
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,698,142
Illinois — 17.3%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,560	3,569,648
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/32	6,155	6,292,503
5.00%, 1/01/34	2,500	2,509,425
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	11,385	13,432,478
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,213,749
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,060,082
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,635,898
Illinois Finance Authority, RB, Advocate Health Care Network, Series C:
5.38%, 4/01/19 (a)	5,010	5,366,111
5.38%, 4/01/44	5,620	5,953,041
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,085,656
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,452,553
Presence Health Network, Series C, 4.00%, 2/15/41	2,805	2,610,333
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	3,875	4,339,884
Series C, 5.00%, 1/01/36	5,095	5,767,947
Series C, 5.00%, 1/01/37	5,455	6,175,496

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$14,710	$15,165,127
Series B-2, 5.00%, 6/15/50	3,905	3,918,238
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,008,422
6.00%, 6/01/28	2,245	2,557,841
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,063,285
Series A, 5.00%, 4/01/38	9,030	9,234,981
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)	1,240	1,337,824
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	1,910	2,080,143

		111,830,665
Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,812,890
7.00%, 1/01/44	3,680	4,415,522
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	7,194,005
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	941,468
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	3,118,314
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	790	855,380
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,782,203
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	2,150	2,302,414

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	$2,490	$2,817,808

		25,240,004
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	935	954,934
5.50%, 12/01/22	4,595	4,695,723
5.25%, 12/01/25	2,125	2,266,695
5.88%, 12/01/26 (b)	805	840,243
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,940	2,056,264

		10,813,859
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,057,476
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (f)	2,325	2,009,753

		4,067,229
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,421,342
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,089,633
5.25%, 5/15/31	1,690	1,794,121
5.25%, 5/15/32	2,160	2,320,985
5.25%, 5/15/33	2,345	2,508,986
5.25%, 5/15/35	4,985	5,370,041

		21,505,108
Maryland — 1.6%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel:
5.00%, 9/01/34	350	396,498
5.00%, 9/01/35	515	582,012

Municipal Bonds	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland, Refunding RB, Convention Center Hotel (continued):
5.00%, 9/01/42	$800	$893,984
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	917,526
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,440	1,456,056
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	968,192
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (a)	4,295	5,018,879

		10,233,147
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	5,385	4,899,542
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,780,994
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	2,535	2,687,861

		10,368,397
Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,629,414
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,273,924
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (a)	1,490	1,668,025
5.50%, 5/15/36	1,210	1,323,595

4	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$1,710	$1,858,685
Henry Ford Health System, 4.00%, 11/15/46	2,875	2,903,807

		20,657,450
Minnesota — 0.1%
Minnesota Higher Education Facilities Authority, Refunding RB, St. Olaf College, 4.00%, 10/01/34	800	854,408
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	561,162
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,147,108
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	526,435

		3,234,705
Nebraska — 2.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,770,807
5.00%, 9/01/42	2,815	3,034,457
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,489,428
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	648,390

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	$4,770	$4,883,478

		13,826,560
New Jersey — 9.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,367,215
5.25%, 11/01/44	2,980	3,039,123
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	2,115	2,127,373
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	38,640
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,215	1,278,630
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,168,725
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,297,128
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	2,285	2,551,637
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,424,880
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	8,150	9,151,309
Series E, 5.00%, 1/01/45	5,095	5,782,468
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,320	1,368,840
Transportation Program, Series AA, 5.00%, 6/15/44	2,445	2,525,171
Transportation System, Series A, 5.50%, 6/15/41	8,000	8,304,000

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.25%, 6/15/36	$4,810	$4,995,474

		60,420,613
New York — 9.5%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,395,967
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	840	841,604
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	3,600	3,702,168
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,749	1,874,994
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/39	1,860	2,181,743
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,454,181
5.25%, 11/15/39	1,650	1,937,265
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,120	2,398,547
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,600,712
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	7,830	8,479,890
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	660	725,036
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,655	1,836,173
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,594,753

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/46	$1,165	$1,259,819
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	1,080	1,160,849
5.00%, 8/01/31	2,585	2,763,106
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,575	1,579,788
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,837,140
6.00%, 12/01/42	1,960	2,197,376
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47 (g)	3,925	4,627,967

		61,449,078
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	2,750	2,952,180
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,244,537

		4,196,717
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	5,550	5,228,211
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	6,621,186

6	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	$1,280	$1,419,533
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	905,480
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 5/01/19 (a)	1,905	2,037,988
Series A, 5.00%, 5/01/39	3,545	3,665,459
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,585	1,721,706

		21,599,563
Pennsylvania — 1.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,240	1,332,863
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,009,106
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,660	1,843,895
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,412,652

		9,598,516
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	3,690	3,659,742
5.63%, 5/15/43	3,520	3,453,930

		7,113,672
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	3,060	3,334,757
Series B, 4.50%, 6/01/45	5,175	5,208,689

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 6/01/50	$5,765	$5,918,695

		14,462,141
South Carolina — 4.7%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,455	7,041,630
AMT, 5.25%, 7/01/55	2,525	2,838,555
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,650,582
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,140	6,866,055

		30,396,822
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,811,115
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,350	1,525,999

		4,337,114
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	4,210	4,922,669
Sub-Lien, 5.00%, 1/01/33	700	762,552
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	385	431,577
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (a)	1,375	1,541,650
5.00%, 10/01/35	1,595	1,765,282
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,119,040

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	$15,560	$16,947,485
6.00%, 11/15/35	865	942,911
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B (a):
7.00%, 1/01/23	380	489,938
7.00%, 1/01/23	500	644,655
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A, 0.00%, 11/15/24 (a)	6,000	2,429,220
3rd Lien, Series A, 0.00%, 11/15/37	20,120	7,087,270
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	2,213,400
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	4,714,858
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	3,618,404
0.00%, 9/15/41	5,420	1,901,499
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (a)	7,345	8,426,625
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	482,972
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	355	381,373
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,114,304
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	6,000	6,822,120

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$5,100	$5,706,849

		78,466,653
Utah — 0.5%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	1,830	2,094,581
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,560	1,407,089

		3,501,670
Virginia — 1.2%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,496,970
6.00%, 1/01/37	3,790	4,294,942

		7,791,912
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	5,460	5,517,057
Port of Seattle Washington, RB, Series C, AMT:
Intermediate Lien, 5.00%, 5/01/42 (g)	2,980	3,418,447
5.00%, 4/01/40	1,475	1,647,767
State of Washington, GO, Series D, 5.00%, 2/01/42	5,190	6,094,098
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	4,865,448

		21,542,817
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,769,068

8	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$3,545	$3,655,569

		5,424,637
Total Municipal Bonds – 122.7%		795,906,813

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	3,320	3,504,526
California — 5.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(i)	5,115	5,375,660
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (a)	18,540	20,216,016
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32 (a)	4,500	4,500,000
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	3,260	3,539,942

		33,631,618
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	7,600	7,838,564
Series C-7, 5.00%, 5/01/18	4,860	5,010,028

		12,848,592
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,343,209
Illinois — 4.7%
County of Will Illinois, GO, 5.00%, 11/15/45	27,000	30,491,640

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Massachusetts — 0.8%
State — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$4,427	$5,010,891
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(i)	3,989	4,300,334
New York — 12.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,317,618
Series HH, 5.00%, 6/15/31 (i)	16,395	18,551,598
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,130	3,617,300
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	8,799	10,245,204
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	23,651,841
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	12,611	14,555,843
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,897,627

		79,837,031
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,669,726
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,513,595
Texas — 4.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,566,302

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$6,650	$7,477,526
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,003	6,808,738
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	7,400	7,969,060

		27,821,626
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,153	7,603,277
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (a)	10,767	11,137,092
Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	14,487	15,368,915
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.6%		250,082,072
Total Long-Term Investments (Cost — $976,976,715) — 161.3%		1,045,988,885

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (j)(k)	21,187,975	$21,196,450
Total Short-Term Securities (Cost — $21,193,712) — 3.3%		21,196,450
Total Investments (Cost — $998,170,427*) — 164.6%		1,067,185,335
Liabilities in Excess of Other Assets — (0.2)%		(1,232,526)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6)%		(146,825,745)
VMTP Shares at Liquidation Value — (41.8)%		(270,800,008)

Net Assets Applicable to Common Shares — 100.0%		$648,327,056

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$853,407,853

Gross unrealized appreciation	$77,279,070
Gross unrealized depreciation	(10,063,316)

Net unrealized appreciation	$67,215,754

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $25,986,986.

(j)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017		Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,379,534	15,808,441	21,187,975	$	Pending agreement	$11,590	$1,262	$2,220

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(66)	September 2017	$7,798	$(703)
10-Year U.S. Treasury Note	(120)	September 2017	$15,107	3,141
Long U.S. Treasury Bond	(109)	September 2017	$16,674	(44,433)
Ultra U.S. Treasury Bond	(44)	September 2017	$7,238	(59,762)

Total				$(101,757)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	—	$1,045,988,885	—	$1,045,988,885
Short-Term Securities	$21,196,450	—	—	21,196,450

Total	$21,196,450	$1,045,988,885	—	$1,067,185,335

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$3,141	—	—	$3,141
Liabilities:
Interest rate contracts	(104,898)	—	—	(104,898)

Total	$(101,757)	—	—	$(101,757)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(146,561,728)	—	$(146,561,728)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

Total	—	$(417,361,728)	—	$(417,361,728)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust

Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Trust

Date: September 25, 2017